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(WILMER CUTLER PICKERING HALE AND DORR LOGO)


                              January 10, 2005
                                                     David C. Phelan

                                                     60 STATE STREET
                                                     BOSTON, MA 02109
                                                     +1 617 526 6372
                                                     +1 617 526 5000 fax
                                                     david.phelan@wilmerhale.com


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Registration Statement on Form N-2 for Preferred Shares of Pioneer Floating Rate Trust (the "Trust"); File No. 811-21654

Ladies and Gentlemen:

         Attached hereto for electronic filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the "1933 Act"), and Rule 402 thereunder, (2) the Investment Company Act of 1940, as amended (the "1940 Act"), and Rule 8b-11 thereunder, (3) General Instruction C to Form N-2 and (4) Regulation S-T is the Trust's Registration Statement on Form N-2 (the "Registration Statement") relating to the registration of preferred shares of the Trust, including the Trust's prospectus, statement of additional information and Part C.

         The Trust intends to offer its preferred shares, as contemplated in its common shares prospectus (the "Common Shares Prospectus"), which was declared effective by the staff of the Securities and Exchange Commission (the "Commission") on December 28, 2004. The Trust requests that the staff of the Commission apply selective review procedures to the sections of the Trust's Registration Statement that are substantially identical to the disclosure contained in the Common Shares Prospectus and statement of additional information (the "Common Shares SAI") (file nos. 333-119731; 811-21654) and disclosure contained in the prospectus of Pioneer Tax Advantaged Balanced Trust ("TAB Prospectus") (file nos. 333-113064; 811-21654) and its statement of additional information ("TAB SAI") that the staff reviewed in 2004.

         The sections of the Prospectus summary under the headings "Investment Objective and Principal Investment Strategies," "Portfolio Contents," "Other Investments," "Hedging and Interest Rate Risk," "Special Risk Considerations -- General Risks of Investing in the Fund," and "Investment Adviser," and in the body of the Prospectus under the headings "Investment Objective and Principal Investment Strategies," "Portfolio Contents," "Risk Factors - General Risks of Investing in the Fund" (other than " -- General Risks of Investing in the Fund - Limited Operating History"), "Management of the Fund," and "Net Asset Value" are all substantially identical to the Common Shares Prospectus.

         The sections of the Prospectus summary under the headings "Use of Leverage by the Fund," "Special Risk Considerations - Risks of Investing in Preferred Shares," "Trading Market," "Dividends and Dividend Periods," "Ratings," "Redemption," "Asset Maintenance," "Mandatory Redemption," "Optional Redemption," "Liquidation Preference," "Voting Rights," and in the body of the Prospectus under the headings "Risk Factors - Risks of Investment in Preferred Shares," "Description of Preferred Shares" (other than " -- Dividends and Dividend

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Securities and Exchange Commission
January 10, 2005
Page 2

Periods"), "The Auction," "Description of Shares," "Underwriting," and "Validity of Shares" are all substantially identical to the TAB Prospectus.

         The sections of the SAI under the headings "Investment Objective and Policies," "Investment Restrictions," "Management of the Fund," "Portfolio Transactions" and "Additional Information" are all substantially identical to the Common Shares SAI.

         The sections of the SAI under the headings "Additional Information Concerning the Auctions for Preferred Shares," "Rating Agency Guidelines," "Federal Income Tax Matters" and "Independent Auditors" are all substantially identical to the TAB SAI.

         The Trust intends to file a pre-effective amendment to include unaudited financial statements for an interim period from the commencement of the Fund's investment operations.

         We would appreciate receiving any staff comments on the enclosed materials at your earliest convenience.

         The Registration Statement has been manually signed by the persons specified in Section 6(a) of the 1933 Act and, pursuant to Rule 302 under Regulation S-T, the Trust will maintain the manually executed copy of the Registration Statement; the electronic copy of the Registration Statement contains conformed signatures. The filing fee of $117.70 under the 1933 Act has been sent via wire transfer in accordance with the Commission's Instructions for Wire Transfer.

         In accordance with Rule 461 under the 1933 Act, the Trust hereby reserves the ability to request orally acceleration of the effective date of this Registration Statement. We have been advised that the Trust is aware of its obligations under the 1933 Act. The Trust would greatly appreciate any assistance that the staff of the Commission can provide to accelerate the effectiveness of this Registration Statement in a timely fashion.

         If you have any questions or comments concerning the enclosed, please contact me at Wilmer Cutler Pickering Hale and Dorr LLP, counsel to the Trust, at (617) 526-6372 (collect).

                                             Very truly yours,

                                             /s/ David C. Phelan

                                             David C. Phelan

cc: Christopher J. Kelley, Esq.